PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Property Plant And Equipment And Intangible Assets [Abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Buildings and improvements	Greenhouse production equipment	Greenhouse structure	Computer, software and equipment	Motor vehicles	Total
Cost:

Balance at January 1, 2019	$78	$820	$683	$5	$18	$1,604
Additions during the year	577	679	174	167	—	1,597
Additions from business combination	1,074	—	—	—	—	1,074
Foreign currency translation	(54)	35	27	2	1	11

Balance, December 31, 2019	1,675	1,534	884	174	19	4,286
Additions during the year	705	1,123	648	95	44	2,615
Foreign currency translation	97	104	63	10	2	276

Balance December 31, 2020	2,477	2,761	1,595	279	65	7,177

Accumulated depreciation:

Balance at January 1, 2019	2	338	186	1	4	531
Depreciation during the year	44	181	87	25	3	340
Foreign currency translation	—	15	7	—	1	23

Balance, December 31, 2019	46	534	280	26	8	894
Depreciation during the year	132	350	147	52	9	690
Foreign currency translation	6	35	17	3	—	61

Balance, December 31, 2020	184	919	444	81	17	1,645

Net book value:

December 31, 2020	$2,293	$1,842	$1,151	$198	$48	$5,532

December 31, 2019	$1,629	$1,000	$604	$148	$11	$3,392

Disclosure of detailed information about intangible assets [Table Text Block]
	Licenses*)	Other	Total

Cost:
Balance as of January 1, 2019	—	—	—
Initially consolidated company (see Note 6)	811	183	994
Disposals	—	—	—
Adjustments arising from translating financial statements from functional currency to presentation currency	20	—	20

Balance as of December 31, 2019	831	183	1,014
Purchases	—	93	93
Disposals	—	—	—
Fair value adjustment derived from final purchase price allocation	110	—	110
Adjustments arising from translating financial statements from functional currency to presentation currency	26	6	32

Balance as of December 31, 2020	967	282	1,249
Accumulated amortization and impairment:
Balance as of January 1, 2019	—	—	—
Amortization recognized in the year	125	—	125

Adjustments arising from translating financial statements from functional currency to presentation currency	—	—	—
Balance as of December 31, 2019	125	—	125
Amortization recognized in the year	—	31	31
Adjustments arising from translating financial statements from functional currency to presentation currency	—	1	1

Balance as of December 31, 2020	125	32	157

Amortized cost at December 31, 2019	706	183	889
Amortized cost at December 31, 2020	842	250	1,092

*) The licenses consist of GMP and GDP licenses. The GMP and GDP licenses have indefinite life.